INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 66,519	$ 19,423
Accumulated amortization	22,933	16,822
Net book value	43,586	2,601
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	56,916	14,232
Accumulated amortization	17,525	12,026
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,603	5,191
Accumulated amortization	$ 5,408	$ 4,796